Other operating income (Tables)	6 Months Ended
Jul. 31, 2019
Analysis of income and expense [abstract]
Other operating income

Analysis of other operating income by	Three months ended July 31, 2019	Three months ended July 31, 2018	Six months ended July 31, 2019	Six months ended July 31, 2018
category	£000s	£000s	£000s	£000s
Income recognized in respect of BARDA	3,489	2,022	8,108	5,305
Grant income	149	201	396	304
Research and development credit	497	(65)	502	—
Income on release of the US not for profit organizations financial liability	—	539	—	539
Other income	—	2	—	6
	4,135	2,699	9,006	6,154